ACQUISITIONS (Mobile Peak) (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 MobilePeak [Member]	Oct. 31, 2012 MobilePeak [Member]	Dec. 31, 2011 MobilePeak [Member]	Sep. 30, 2011 MobilePeak [Member]	Jun. 30, 2011 MobilePeak [Member]	Dec. 31, 2011 MobilePeak [Member]	Dec. 31, 2011 MobilePeak [Member] Noncontrolling Interest [Member]	Oct. 31, 2012 MobilePeak [Member] Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Purchase consideration settled in cash	$ 5,016,148	$ 132,150,813				$ 43,800,000			$ 43,800,000
Payments to acquire businesses, net of cash acquired	4,930,109	47,856,256							42,700,000
Ownership percentage in subsidiary				100.00%	87.35%	86.90%	85.90%	48.50%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											12.65%
Cash consideration paid to acquire preference shares						27,237,151			27,237,151
Business acquisition, assumed obligation						12,956,439			12,956,439
Bridge loans								7,800,000
Loans receivable								5,200,000
Gains from previously held preference shares upon acquisition						1,460,353			1,460,353
Cash consideration paid to acquire ordinary shares						3,521,996			3,521,996
Payments to acqure additional interest in subsidiaries	673,568									100,000
Cash acquired from acquisition	(86,039)	(84,294,557)							1,100,000
Total purchase consideration						$ 45,413,435			$ 45,413,435